Commitments and Contingencies	6 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 — COMMITMENTS AND CONTINGENCIES

(a)	Capital commitment

As of September 30, 2023, the Company had no capital commitments.

(b)	Legal proceedings

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows. The Company has not recorded any material liabilities in this regard as of March 31, 2023 and September 30, 2023.

However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s financial position and results of operations for the periods in which the unfavorable outcome occurs.